Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member]	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Current assets
Amount due from the shareholder	$ 8,775	$ 1,125	$ 8,775
Non-current assets
Interests in a subsidiary	780	100	780
Total assets	9,555	1,225	9,555
Current liabilities
Amounts due to a subsidiary	149,867	19,187	780
Amounts due to a related party			71,999
Total liabilities	149,867	19,187	72,779
Shareholders’ deficit
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2022 and 2023; 18,000,000 shares issued and outstanding as of December 31, 2022 and 2023	8,775	1,125	8,775
Accumulated losses	(149,087)	(19,087)	(71,999)
Total shareholders’ deficit	(140,312)	(17,962)	(63,224)
Total liabilities and shareholders’ deficit	$ 9,555	$ 1,225	$ 9,555